SCHEDULE OF COMPONENTS OF FINANCE LEASE (Details) - USD ($)	Mar. 31, 2026	Mar. 31, 2025
Finance lease
Right-of-use assets, costs	$ 8,428,505	$ 8,428,505
Accumulated amortization	(5,824,443)	(4,290,586)
Termination	(191,989)
Right-of-use assets, net	$ 2,412,073	$ 4,137,919